Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2017
Cost Method Investment [Abstract]
Schedule of cost method investment
	December 31,
	2016	2017

Beginning balance	$554,392	$1,542,454
Acquisitions	216,232	76,520
Fair value adjustment of retained noncontrolling investment	807,265	-
Exchange difference	(35,435)	95,084
Ending balance	$1,542,454	$1,714,058